D2 Contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of contingent liabilities [abstract]
Summary of Contingent Liabilities

	2025	2024

Contingent liabilities	4,091	3,559

Total	4,091	3,559